Combined Consolidated Statement of Changes in Equity and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in-Capital	Distributions in excess of net earnings	Accumulated Other Comprehensive Loss	Total Noncontrolling Interests	Operating Partnership	Consolidated Joint Venture	Comprehensive Loss	General Partner Fund II Member	General Partner Fund III Member	Limited Partner Fund II Member	Limited Partner Fund III Member	Members' Capital Class A Members	Members' Capital Class B Members	Preferred Units Fund II Member	Preferred Units Fund III Member
Balance at Dec. 31, 2007	$ 562,219				$ (14,393)					$ (8,518)	$ (6,472)	$ 567,073	$ (1,142)	$ 19,651	$ 5,831	$ 189
Components of comprehensive income (loss):
Net income (loss)	(29,321)								(29,321)	(13)	(6)	(17,502)	(12,928)	903	225
Reclassification adjustment for gains included in net loss	(373)				(373)				(373)
Unrealized gain on interest rate derivatives	(17,294)				(17,294)				(17,294)
Total comprehensive income (loss)	(46,988)								(46,988)
Partners' contributions	204,300									7,157	8,011	138,364	50,768
Partners' distributions	(92,523)									(8,251)	(13,711)	(70,561)
Members' distributions	(6,405)													(6,337)	(68)
Issuance of preferred units, net of offering costs of $60	190																190
Distributions to preferred unitholders	(61)											(30)	(31)
Balance at Dec. 31, 2008	620,732				(32,060)					(9,625)	(12,178)	617,344	36,667	14,217	5,988	189	190
Components of comprehensive income (loss):
Net income (loss)	(167,998)								(167,998)	(115)	(5)	(155,411)	(11,751)	(537)	(179)
Reclassification adjustment for gains included in net loss	(150)				(150)				(150)
Unrealized gain on interest rate derivatives	17,354				17,354				17,354
Total comprehensive income (loss)	(150,794)								(150,794)
Partners' contributions	48,911									6,946	8,042	8,645	25,278
Partners' distributions	(33,001)									(8,646)	(13,711)	(10,644)
Members' distributions	(39)													(37)	(2)
Distributions to preferred unitholders	(62)											(31)	(31)
Balance at Dec. 31, 2009	485,747				(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive income (loss):
Net income (loss)	(12,115)								(12,115)	(17)	(5)	(22,399)	(10,161)	15,351	5,116
Reclassification adjustment for gains included in net loss	(58)				(58)				(58)
Unrealized gain on interest rate derivatives	10,745				10,745				10,745
Total comprehensive income (loss)	(1,428)								(1,428)
Partners' contributions	295,929									5,017	6,037	6,483	278,392
Partners' distributions	(23,249)									(6,483)	(10,283)	(6,483)
Members' distributions	(28,526)													(21,395)	(7,131)
Distributions to preferred unitholders	(48)											(24)	(24)
Balance at Sep. 30, 2010	728,425				(4,169)					(12,923)	(22,103)	437,480	318,370	7,599	3,792	189	190
Balance at Dec. 31, 2009	485,747				(14,856)					(11,440)	(17,852)	459,903	50,163	13,643	5,807	189	190
Components of comprehensive income (loss):
Net income (loss)	(22,616)					(213)			(22,616)	(20)	(8)	(26,859)	(16,379)	15,658	5,205
Reclassification adjustment for gains included in net loss	(58)				(58)				(58)
Unrealized gain on interest rate derivatives	11,108				11,108				11,108
Total comprehensive income (loss)	(11,566)								(11,566)
Partners' contributions	801,751									6,697	8,243	8,646	778,165
Partners' distributions	(31,003)									(8,646)	(13,711)	(8,646)
Members' distributions	(28,970)													(22,709)	(6,261)
Noncontrolling interest recorded upon the Doubletree Metropolitan hotel acquisition	7,836					7,836
Distributions to preferred unitholders	(62)											(31)	(31)
Balance at Dec. 31, 2010	1,223,733				(3,806)	7,623		7,623		(13,409)	(23,328)	433,013	811,918	6,592	4,751	189	190
Balance (in shares) at Dec. 31, 2010	0
Components of comprehensive income (loss):
Net income (loss)	12,910			22,706		230	285	(55)	12,910	(7)		(9,444)	(234)	(256)	(85)
Unrealized gain on interest rate derivatives	1,494				1,494				1,494
Total comprehensive income (loss)	14,404								14,404
Partners' contributions	126,721									4,258	5,031	3,291	114,141
Partners' distributions	(16,296)									(3,230)	(3,798)	(4,876)	(4,392)
Members' distributions	(3,104)													(2,547)	(557)
Proceeds from sale of common stock, net	529,374	316	529,058
Proceeds from sale of common stock, net (in shares)		31,595,000
Issuance of restricted stock		11	(11)
Issuance of restricted stock (in shares)		1,120,830
Amortization of share based compensation	1,962		1,962
Share grants to trustees	80		80
Share grants to trustees (in shares)		5,434
Shares acquired to satisfy minimum required federal and state tax withholding on vesting restricted stock	(338)		(338)
Shares acquired to satisfy minimum required federal and state tax withholding on vesting restricted stock (in shares)		(24,148)
Forfeiture of restricted stock	(53)		(53)
Forfeiture of restricted stock (in shares)		(3,000)
Exchange of owners' equity for common stock and units		736	1,304,343			11,571	11,571			12,388	22,095	(421,960)	(921,396)	(3,789)	(4,109)	61	60
Exchange of owners' equity for common stock and units (in shares)		73,605,951
Distributions to JV partner	(500)					(500)		(500)
Distributions to preferred unitholders	(61)											(24)	(37)
Redemption of preferred units	(500)															(250)	(250)
Distributions on common shares and units	(24,656)			(24,451)		(205)	(205)
Balance at Sep. 30, 2011	$ 1,850,766	$ 1,063	$ 1,835,041	$ (1,745)	$ (2,312)	$ 18,719	$ 11,651	$ 7,068
Balance (in shares) at Sep. 30, 2011		106,300,067